Restructuring - Organizational Changes (Detail) - staff	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total full-time equivalent staff
Organizational Changes [Line Items]
Full-time equivalent staff	535	168	476
Corporate Bank
Organizational Changes [Line Items]
Full-time equivalent staff	3	10	29
Investment Bank
Organizational Changes [Line Items]
Full-time equivalent staff	1	5	9
Private Bank
Organizational Changes [Line Items]
Full-time equivalent staff	519	116	377
Asset Management
Organizational Changes [Line Items]
Full-time equivalent staff	0	2	0
Corporate & Other
Organizational Changes [Line Items]
Full-time equivalent staff	12	35	61